RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Oct. 31, 2021
RELATED PARTY TRANSACTIONS
Summary of due to related parties

Name of related party	October 31, 2021	October 31, 2020
Beijing Ruibozhongying Technology Development Co., Ltd. (1)	$—	$238,642
WDZG Consulting	2,564	2,455
	$2,564	$241,097
(1)	An entity controlled by WDZG Consulting.